Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
OPERATING ACTIVITIES
Net earnings	$ 294,000	$ 382,330
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Depreciation	1,673,721	1,721,625
Deferred taxes	(221,144)	(377,356)
Change in post-retirement benefits other than pensions	78,712	76,832
Changes in operating assets and liabilities:
Accounts receivable, net	2,073,800	2,451,103
Inventories	(1,088,462)	(5,562,107)
Other	1,199	(14,783)
Accounts payable and accrued expenses	328,144	(5,057,785)
Employee compensation and related expenses	(106,005)	7,702
Contribution to retirement plan	(7,500)	(1,500)
Net cash provided by (used in) operating activities	3,026,465	(6,373,939)
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(2,124,649)	(5,876,205)
Increase in cash value of officers’ life insurance	(59,000)	(61,000)
Net cash used in investing activities	(2,183,649)	(5,937,205)
FINANCING ACTIVITIES
Cash dividends paid	(271,978)	(543,956)
Net cash used in financing activities	(271,978)	(543,956)
Increase (decrease) in cash	570,838	(12,855,100)
Cash at beginning of year	2,225,924	15,081,024
Cash at end of year	$ 2,796,762	$ 2,225,924